Equity dividends	6 Months Ended
Sep. 30, 2018
Equity dividends
Equity dividends

7   Equity dividends

	Six months ended 30 September
	2018	2017
	€m	€m

Declared during the financial period:
Final dividend for the year ended 31 March 2018: 10.23 eurocents per share (2017: 10.03 eurocents per share)	2,729	2,670

Proposed after the end of the reporting period and not recognised as a liability:
Interim dividend for the year ending 31 March 2019: 4.84 eurocents per share (2018: 4.84 eurocents per share)	1,293	1,291